Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2021				1,285,543
Borrowings repayments	(205,179)	—	—	(205,179)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	5,394	—	5,394
December 31, 2021				1,085,758
Borrowings repayments	(168,585)	—	—	(168,585)
Additions in deferred loan issuance costs	(21)	(14)	14	(21)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	4,794	—	4,794
December 31, 2022				921,946
Borrowings drawdowns	—	50,000	—	50,000
Borrowings repayments (Note 7)	(217,070)	(764,080)	—	(981,150)
Additions in deferred loan issuance costs	359	(19)	(14)	326
Amortization and write-off of deferred loan issuance costs (Note 13)	—	8,878	—	8,878
December 31, 2023				—

Schedule of reconciliation of net derivatives assets/liabilities arising from financing activities

		Non-cash	Net derivative
	Cash flows	items	(liabilities)/assets
January 1, 2021			(20,337)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	11,092	11,092
December 31, 2021			(9,245)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	12,821	12,821
December 31, 2022			3,576
Proceeds from interest rate swaps termination (Note 18)	(3,488)	—	(3,488)
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(88)	(88)
December 31, 2023			—

Schedule of reconciliation of lease liabilities arising from financing activities

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2021			444
Additions	—	57,671	57,671
Interest expense on leases (Note 13)	—	333	333
Payments for interest	(333)	—	(333)
Payments for lease liabilities	(2,217)	—	(2,217)
December 31, 2021			55,898
Additions	—	18,913	18,913
Interest expense on leases (Note 13)	—	1,668	1,668
Payments for interest	(1,668)	—	(1,668)
Payments for lease liabilities	(12,242)	—	(12,242)
December 31, 2022			62,569
Additions	—	54,442	54,442
Interest expense on leases (Note 13)	—	3,785	3,785
Payments for interest	(3,785)	—	(3,785)
Payments for lease liabilities	(23,103)	—	(23,103)
December 31, 2023			93,908